Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating activities
Net income	$ 641,282	$ 631,290	$ 546,373
Adjustments to reconcile net income to net cash provided by operating activities:
Goodwill, Impairment Loss	0	0	0
Provision for credit losses	90,045	147,388	174,059
Depreciation and amortization	281,545	274,572	282,105
Share-based compensation expense	37,007	27,873	19,666
Change in deferred income taxes	106,022	159,938	148,728
Originations of loans held for sale	(2,845,275)	(3,814,572)	(2,414,172)
Principal payments on and proceeds from loans held for sale	3,017,430	3,731,465	2,820,797
Gain on sale of loans held for sale	(44,787)	(60,251)	(15,870)
Gains on early extinguishment of debt	0	798	9,697
Bargain purchase gain	0	(11,217)	0
Net gain on sales of securities	(2,220)	(6,388)	(3,682)
Impairment losses recognized in earnings on available-for-sale securities	1,802	1,619	7,363
Net change in
Trading account securities	55,632	(45,306)	139,505
Accrued income and other assets	10,500	458,328	(55,525)
Accrued expense and other liabilities	(335,738)	(491,811)	(44,863)
Net cash provided by (used for) operating activities	1,013,245	1,002,130	1,594,787
Investing activities
Decrease (Increase) in interest bearing deposits in banks	146,584	70,980	50,093
Net cash received in acquisitions	0	40,258	0
Proceeds from:
Maturities and calls of available-for-sale and other securities	1,414,114	1,776,594	2,489,049
Maturities of held-to-maturity securities	278,136	113,576	31,163
Sales of available-for-sale and other securities	410,106	957,930	3,205,884
Purchases of available-for-sale and other securities	(1,416,795)	(2,384,824)	(4,283,866)
Purchases of held-to-maturity securities	(2,081,373)	(941,119)	(204,082)
Net proceeds from sales of loans	459,006	3,092,643	1,640,237
Net loan and lease activity, excluding sales	(3,386,753)	(3,287,000)	(4,148,424)
Proceeds from sale of operating lease assets	10,227	30,322	62,744
Purchases of premises and equipment	(102,208)	(129,641)	(143,763)
Proceeds from sales of other real estate	40,448	56,762	55,817
Purchases of loans and leases	(16,170)	(484,157)	(59,885)
Other, net	4,345	4,698	327
Net cash provided by (used for) investing activities	(4,240,333)	(1,082,978)	(1,304,706)
Financing activities
Increase (decrease) in deposits	1,258,038	2,262,213	1,420,944
Increase (decrease) in short-term borrowings	55,279	(939,979)	(580,335)
Proceeds from Issuance of Subordinated Long-term Debt	0	0	0
Maturity/redemption of subordinated notes	(50,000)	(305,010)	(5,000)
Proceeds from Federal Home Loan Bank advances	4,400,000	2,515,000	550,000
Maturity/redemption of Federal Home Loan Bank advances	(3,600,721)	(1,914,281)	(359,732)
Proceeds from Issuance of Other Long-term Debt	1,250,000	0	0
Maturity/redemption of long-term debt	(52,086)	(1,070,804)	(902,652)
Dividends paid on preferred stock	(31,869)	(31,719)	(30,813)
Dividends paid on common stock	(150,608)	(137,616)	(61,591)
Cost to issue preferred stock	0	0	1,759
Repurchase of common stock	(124,995)	(148,881)	0
Other, net	12,376	(1,237)	(1,963)
Net cash provided by (used for) financing activities	2,965,414	227,686	(22,001)
Increase (decrease) in cash and cash equivalents	(261,674)	146,838	268,080
Cash and cash equivalents at beginning of period	1,262,806	1,115,968	847,888
Cash and cash equivalents at end of period	1,001,132	1,262,806	1,115,968
Supplemental disclosures:
Interest paid	155,832	231,897	357,212
Income taxes paid (refunded)	109,432	6,389	80,065
Non-cash activities
Loans transfered to available-for-sale securities	600,435	0	0
Loans transfered to portfolio from held-for-sale	307,303	0	0
Transfer of securities to held-to-maturity from available for sale	292,164	278,748	469,070
Loans transferred to loans held for sale	53,360	306,261	1,268,132
Dividends accrued, paid in subsequent quarter	47,898	47,312	40,771
Trust Preferred Securities Exchange	$ 0	$ 0	$ 35,500